UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Real Estate
Securities Trust
A Series of Franklin Real Estate Securities Trust
April 30, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin Real
Estate Securities Fund for the 12-month reporting period
ended April 30, 2024. Please read on for a detailed look at
prevailing economic and market conditions during the Funds’
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Real Estate Securities Trust
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 16
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 26
Tax Information 27
Board Members and Officers 28
Shareholder Information 32
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin Real Estate Securities Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks to maximize total return. We are
research-driven, fundamental investors. Our investment
strategy is centered on the belief that unsynchronized
economic activity within real estate sectors provides
consistent, attractive return opportunities in real estate
markets. When selecting investments for the Fund’s
portfolio, we use a bottom-up security selection process that incorporates macro-level views in the evaluation process.
In our portfolio construction process, we analyze individual stock and real estate market fundamentals and provide
regional, property type and company-size perspectives in
identifying local cyclical and thematic trends that highlight investment opportunities.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a +22.66% total return for the 12-month
period ended April 30, 2024. Inflation slowed amid higher
interest rates, while the economy’s continued strength
helped drive equity gains and alleviated concerns about a
recession. Technology-related stocks in particular helped
support equity prices amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the manufacturers of
microchips that power new AI applications.
The U.S. economy was strong, posting solid gross domestic
product (GDP) annual growth in the final three quarters of
2023. However, the expansion slowed in the first quarter
of 2024 amid slower growth in consumer spending,
exports, and state and local government spending,
as well as a decline in federal government spending.
Despite a deceleration in the first quarter, consumer
spending continued to power the economy, helped by
higher asset prices and increased wages. The labor
market remained tight but showed some signs of easing.
Unemployment increased slightly while remaining low by
historical standards, and wages continued to grow, albeit
at a slower pace. Inflation generally cooled, although the
Consumer Price Index remained at or above 3% for the
period. Improving economic conditions bolstered consumer
confidence, but sentiment remained well below pre-
pandemic levels. Higher interest rates during the 12-month
period meant elevated borrowing costs for individuals and
businesses, which dampened some economic activity,
especially in the housing market.
The U.S. Federal Reserve (Fed) shifted its monetary
policy, moving from a tightening stance early in the 12
months under review to a more neutral policy as the
period continued and inflation generally decelerated. The
Fed raised the federal funds target rate twice, ending the
period at a range of 5.25%–5.50% and pushing short-
term interest rates to their highest levels in more than two decades. However, the Fed stopped raising rates following
its July 2023 meeting, signaling that the post-pandemic
tightening cycle was concluding. Nonetheless, the Fed
indicated following its April 30–May 1, 2024, meeting that
it would continue to reduce its U.S. Treasury and agency
debt and mortgage-backed security holdings. The strong
economy and persistent inflation led investors to lower their expectations for interest rates in the near future.
Q. How did we respond to these changing market
conditions?
A. Amid a time of heightened market volatility, we have
remained steadfast to our strategy that emphasizes quality,
conviction and thoughtful diversification toward what
we believe works best. We strive to deliver the sorts of
outcomes stakeholders appreciate from this asset class,
namely total return, capital preservation, inflation protection and a competitive yield. We remain active to respond to
evolving fundamentals and market dynamics including the
expanding potential of a ‘higher for longer’ rate environment.
Performance Overview
The Fund’s Class A shares posted a -4.34% cumulative total
return for the 12 months under review. In comparison, the
Fund’s benchmark, the MSCI U.S. IMI Real Estate 25/50
Index, which tracks the large, mid- and small-cap segments
of the U.S. REIT universe, posted a -0.29% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
1. Source: Morningstar. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apart-
ments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

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Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. The top-performing subsectors for the one-year period
were triple net, health care property and hotel/resort/leisure property. Welltower outperformed in the health care property subsector. The company is one of the largest health care
REITs (real estate investment trusts) and the largest owner
of senior housing assets in the U.S. An aging population
and limited new supply of senior housing creates favorable
supply/demand fundamentals that should be a tailwind
for growth, in our view. The hotel/resort/leisure property
subsector delivered two of the Fund’s top five contributors
over the period— Ryman Hospitality Properties and Host
Hotels & Resorts. Both lodging and hospitality companies
have seen an increase in rate and occupancy levels. Among
individual stocks, American Homes 4Rent (AMH) was a
notable contributor from the residential property subsector.
AMH is a REIT that invests in single-family rental homes.
The company continues to benefit from demographic shifts
that are driving increased demand for renting detached
homes against a backdrop of sustained underproduction, as
evidenced by close to full occupancy rates and high single-
digit percentage rent growth.
Q. What were the leading detractors from performance?
A. The industrial property subsector fared poorly over the
period due to both stock selection and overweighting. Within the sector, the shares of Rexford Industrial Realty declined and hurt relative returns. A slowdown in leasing activity in
Los Angeles, its main market, was blamed on softness in
the region’s economy and the prolonged, and now resolved,
labor unrest at the ports in Southern California. Investments in Iron Mountain in the specialty property subsector and
Digital Realty Trust in the data center property subsector
added to the Fund’s absolute returns but lagged the
benchmark due to their underweightings. Elsewhere, in the
towers/infrastructure subsector, slower carrier spending and a deceleration in U.S. tower leasing weighed on the shares
of wireless tower operator SBA Communications.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Our weightings lean into categories that have stronger
long-term demand drivers, and we consistently adopt an
underweight presence to secularly challenged subsectors.
Within this context, we actively weigh subsectors based
on the cyclical tilt of supply and demand. Accordingly, over the period, we reduced allocation to subsectors where we
have positive views on long-term demand but more concern
over near-term supply risks (Industrial, Life Science Lab/
Office, Apartments) and increased allocation to subsectors
where demand is strong and historically problematic excess
supply has recently been curtailed (Seniors Housing – due
Portfolio Composition
4/30/24
% of Total
Net Assets
Retail REITs 14.4%
Telecom Tower REITs 12.6%
Industrial REITs 12.2%
Data Center REITs 11.0%
Health Care REITs 10.5%
Multi-Family Residential REITs 9.5%
Single-Family Residential REITs 6.4%
Self-Storage REITs 5.7%
Other Specialized REITs 5.4%
Hotel & Resort REITs 3.8%
Office REITs 3.0%
Timber REITs 2.3%
Other
*
3.1%
Short-Term Investments & Other Net Assets 0.1%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
4/30/24
Company
Sub-Industry
% of Total
Net Assets
a a
Prologis, Inc. 9.0%
Industrial REITs
American Tower Corp. 8.4%
Telecom Tower REITs
Welltower, Inc. 6.6%
Health Care REITs
Equinix, Inc. 6.2%
Data Center REITs
Realty Income Corp. 5.8%
Retail REITs
Public Storage 5.7%
Self-Storage REITs
Digital Realty Trust, Inc. 4.8%
Data Center REITs
AvalonBay Communities, Inc. 4.0%
Multi-Family Residential REITs
American Homes 4 Rent 3.9%
Single-Family Residential REITs
VICI Properties, Inc. 3.8%
Other Specialized REITs

franklintempleton.com
Annual Report
to pandemic overhang, Data Centers – due to insufficient
supply of power).
We allocate more than three-fourths of the Fund’s capital
toward core positions in companies that we believe offer
superior and sustainable cash flow growth based off an
assessment of asset quality, operating capabilities, financial wherewithal, and capital deployment track record among
other things. We continue to hunt for pockets of opportunity within a universe that is broadly challenged by rising rates.
Thank you for your continued participation in Franklin Real
Estate Securities Fund. We look forward to serving your
future investment needs.
Blair Schmicker, CFA
Daniel Scher
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2024
Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -4.34% -9.58%
5-Year +8.75% +0.55%
10-Year +53.40% +3.78%
Advisor
1-Year -4.10% -4.10%
5-Year +10.05% +1.93%
10-Year +57.21% +4.63%
See page 8 for Performance Summary footnotes.

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/14–4/30/24)
Advisor Class
(4/30/14–4/30/24)

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI U.S. IMI Real Estate 25/50 Index tracks the large, mid- and small-cap segments of the U.S. REIT universe. The inception date of the MSCI
U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for purposes of this chart.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(5/1/23–4/30/24)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3598 $0.5526 $0.9124
C $0.2575 $0.5526 $0.8101
R6 $0.4478 $0.5526 $1.0004
Advisor $0.4017 $0.5526 $0.9543
Total Annual Operating Expenses
6
Share Class
A 1.05%
Advisor 0.80%

Your Fund’s Expenses
Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,079.10 $6.21 $1,018.89 $6.03 1.20%
C $1,000 $1,074.50 $10.07 $1,015.15 $9.79 1.95%
R6 $1,000 $1,081.90 $3.35 $1,021.65 $3.25 0.65%
Advisor $1,000 $1,079.60 $4.93 $1,020.12 $4.79 0.95%

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.61 $21.91 $20.66 $17.11 $21.69
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.31 0.09 0.14 0.33
Net realized and unrealized gains (losses) ........... (1.03) (3.97) 2.44 4.91 (1.41)
Total from investment operations .................... (0.70) (3.66) 2.53 5.05 (1.08)
Less distributions from:
Net investment income .......................... (0.36) (0.23) (0.18) (0.21) (0.28)
Net realized gains ............................. (0.55) (0.41) (1.10) (1.29) (3.22)
Total distributions ............................... (0.91) (0.64) (1.28) (1.50) (3.50)
Net asset value, end of year ....................... $16.00 $17.61 $21.91 $20.66 $17.11
Total return
c
................................... (4.34)% (16.70)% 11.99% 30.97% (6.96)%
Ratios to average net assets
Expenses
d
.................................... 1.16%
e
1.05%
e
1.11% 1.07%
e
1.00%
e
Net investment income ........................... 1.94% 1.66% 0.41% 0.77% 1.53%
Supplemental data
Net assets, end of year (000’s) ..................... $199,460 $262,766 $361,133 $318,415 $281,341
Portfolio turnover rate ............................ 17.38% 10.69% 22.14% 19.61% 53.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.29 $20.39 $19.37 $16.12 $20.66
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.19 0.15 (0.08) —
c
0.16
Net realized and unrealized gains (losses) ........... (0.95) (3.69) 2.29 4.61 (1.31)
Total from investment operations .................... (0.76) (3.54) 2.21 4.61 (1.15)
Less distributions from:
Net investment income .......................... (0.26) (0.15) (0.09) (0.07) (0.17)
Net realized gains ............................. (0.55) (0.41) (1.10) (1.29) (3.22)
Total distributions ............................... (0.81) (0.56) (1.19) (1.36) (3.39)
Net asset value, end of year ....................... $14.72 $16.29 $20.39 $19.37 $16.12
Total return
d
................................... (5.06)% (17.38)% 11.13% 29.96% (7.62)%
Ratios to average net assets
Expenses
e
.................................... 1.91%
f
1.80%
f
1.87% 1.82%
f
1.75%
f
Net investment income (loss) ...................... 1.18% 0.89% (0.38)% 0.02% 0.78%
Supplemental data
Net assets, end of year (000’s) ..................... $5,988 $9,132 $17,704 $23,912 $28,634
Portfolio turnover rate ............................ 17.38% 10.69% 22.14% 19.61% 53.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.99 $22.39 $21.03 $17.39 $21.97
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.41 0.21 0.22 0.41
Net realized and unrealized gains (losses) ........... (1.08) (4.07) 2.49 4.99 (1.43)
Total from investment operations .................... (0.62) (3.66) 2.70 5.21 (1.02)
Less distributions from:
Net investment income .......................... (0.45) (0.33) (0.24) (0.28) (0.34)
Net realized gains ............................. (0.55) (0.41) (1.10) (1.29) (3.22)
Total distributions ............................... (1.00) (0.74) (1.34) (1.57) (3.56)
Net asset value, end of year ....................... $16.37 $17.99 $22.39 $21.03 $17.39
Total return .................................... (3.83)% (16.29)% 12.56% 31.51% (6.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.62% 0.63% 0.73% 0.81%
Expenses net of waiver and payments by affiliates ....... 0.64%
c
0.57%
c
0.60% 0.67%
c
0.60%
c
Net investment income ........................... 2.61% 2.16% 0.93% 1.16% 1.93%
Supplemental data
Net assets, end of year (000’s) ..................... $17,073 $35,251 $37,871 $32,831 $3,589
Portfolio turnover rate ............................ 17.38% 10.69% 22.14% 19.61% 53.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.91 $22.29 $20.97 $17.35 $21.93
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.36 0.15 0.19 0.38
Net realized and unrealized gains (losses) ........... (1.06) (4.06) 2.48 4.98 (1.42)
Total from investment operations .................... (0.67) (3.70) 2.63 5.17 (1.04)
Less distributions from:
Net investment income .......................... (0.40) (0.27) (0.21) (0.26) (0.32)
Net realized gains ............................. (0.55) (0.41) (1.10) (1.29) (3.22)
Total distributions ............................... (0.95) (0.68) (1.31) (1.55) (3.54)
Net asset value, end of year ....................... $16.29 $17.91 $22.29 $20.97 $17.35
Total return .................................... (4.10)% (16.52)% 12.25% 31.27% (6.71)%
Ratios to average net assets
Expenses
c
..................................... 0.91%
d
0.80%
d
0.86% 0.82%
d
0.75%
d
Net investment income ........................... 2.22% 1.91% 0.65% 1.01% 1.78%
Supplemental data
Net assets, end of year (000’s) ..................... $27,865 $40,211 $63,140 $67,206 $65,889
Portfolio turnover rate ............................ 17.38% 10.69% 22.14% 19.61% 53.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Schedule of Investments, April 30, 2024
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.9%
Data Center REITs 11.0%
Digital Realty Trust, Inc. ................................ United States 86,700 $ 12,032,226
Equinix, Inc. ......................................... United States 21,938 15,600,331
27,632,557
Diversified REITs 1.0%
Broadstone Net Lease, Inc. .............................. United States 162,533 2,366,480
Health Care REITs 10.5%
American Healthcare REIT, Inc. ........................... United States 76,742 1,053,668
Sabra Health Care REIT, Inc. ............................ United States 208,400 2,900,928
Ventas, Inc. .......................................... United States 129,950 5,754,186
Welltower, Inc. ....................................... United States 174,500 16,626,360
26,335,142
Hotel & Resort REITs 3.8%
Host Hotels & Resorts, Inc. .............................. United States 285,964 5,396,141
Ryman Hospitality Properties, Inc. ......................... United States 39,257 4,140,828
9,536,969
Industrial REITs 12.2%
Americold Realty Trust, Inc. .............................. United States 151,620 3,331,092
Prologis, Inc. ......................................... United States 220,185 22,469,878
Rexford Industrial Realty, Inc. ............................ United States 113,200 4,846,092
30,647,062
Multi-Family Residential REITs 9.5%
AvalonBay Communities, Inc. ............................ United States 52,780 10,005,504
Camden Property Trust ................................. United States 66,794 6,658,026
Independence Realty Trust, Inc. .......................... United States 138,953 2,191,289
UDR, Inc. ........................................... United States 129,500 4,931,360
23,786,179
Office REITs 3.0%
Alexandria Real Estate Equities, Inc. ....................... United States 34,969 4,051,858
Cousins Properties, Inc. ................................ United States 152,588 3,500,369
7,552,227
Other Specialized REITs 5.4%
Iron Mountain, Inc. .................................... United States 51,000 3,953,520
VICI Properties, Inc. , A ................................. United States 331,785 9,472,462
13,425,982
Real Estate Development 0.9%
a
Howard Hughes Holdings, Inc. ........................... United States 32,451 2,114,507
a
Real Estate Operating Companies 0.5%
Corp. Inmobiliaria Vesta SAB de CV , ADR ................... Mexico 36,000 1,278,360
Real Estate Services 0.7%
a
CBRE Group, Inc. , A ................................... United States 21,300 1,850,757
a
Retail REITs 14.4%
Brixmor Property Group, Inc. ............................. United States 139,792 3,089,403
NETSTREIT Corp. .................................... United States 187,320 3,156,342
Realty Income Corp. ................................... United States 269,249 14,415,592
Regency Centers Corp. ................................. United States 109,469 6,482,754
Simon Property Group, Inc. .............................. United States 40,876 5,744,304

Franklin Real Estate Securities Trust
Schedule of Investments
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
SITE Centers Corp. .................................... United States 235,504 $ 3,176,949
36,065,344
Self-Storage REITs 5.7%
Public Storage ....................................... United States 54,500 14,140,025
Single-Family Residential REITs 6.4%
American Homes 4 Rent , A .............................. United States 274,507 9,827,351
Equity LifeStyle Properties, Inc. ........................... United States 104,600 6,306,334
16,133,685
Telecom Tower REITs 12.6%
American Tower Corp. .................................. United States 122,450 21,007,522
Crown Castle, Inc. ..................................... United States 53,489 5,016,199
SBA Communications Corp. , A ........................... United States 29,652 5,518,830
31,542,551
Timber REITs 2.3%
Weyerhaeuser Co. .................................... United States 187,948 5,670,391
Total Common Stocks (Cost $ 186,235,269 ) .....................................
250,078,218
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 1,065,585 1,065,585
Total Money Market Funds (Cost $ 1,065,585 ) ...................................
1,065,585
Total Short Term Investments (Cost $ 1,065,585 ) .................................
1,065,585
a
Total Investments (Cost $ 187,300,854 ) 100.3% ..................................
$251,143,803
Other Assets, less Liabilities (0.3) % ...........................................
(757,737)
Net Assets 100.0% ...........................................................
$250,386,066
See Abbreviations on page 25 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $199,460,279
Shares outstanding ........................................................................ 12,469,830
Net asset value per share
a,b
.................................................................. $16.00
Maximum offering price per share (net asset value per share ÷ 94.50% )
b
................................ $16.93
Class C:
Net assets, at value ....................................................................... $5,988,053
Shares outstanding ........................................................................ 406,675
Net asset value and maximum offering price per share
a,b
............................................ $14.72
Class R6:
Net assets, at value ....................................................................... $17,073,131
Shares outstanding ........................................................................ 1,043,249
Net asset value and maximum offering price per share
b
............................................. $16.37
Advisor Class:
Net assets, at value ....................................................................... $27,864,603
Shares outstanding ........................................................................ 1,710,088
Net asset value and maximum offering price per share
b
............................................. $16.29
Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $186,235,269
Cost - Non-controlled affiliates (Note 3f) ........................................................ 1,065,585
Value - Unaffiliated issuers .................................................................. $250,078,218
Value - Non-controlled affiliates (Note 3f) ........................................................ 1,065,585
Cash .................................................................................... 44,479
Receivables:
Capital shares sold ........................................................................ 74,034
Dividends ............................................................................... 77,117
Total assets .......................................................................... 251,339,433
Liabilities:
Payables:
Investment securities purchased .............................................................. 267,149
Capital shares redeemed ................................................................... 181,394
Management fees ......................................................................... 117,951
Distribution fees .......................................................................... 48,606
Transfer agent fees ........................................................................ 217,730
Registration and filing fees .................................................................. 54,697
Trustees' fees and expenses ................................................................. 63
Accrued expenses and other liabilities ........................................................... 65,777
Total liabilities ......................................................................... 953,367
Net assets, at value ................................................................. $250,386,066
Net assets consist of:
Paid-in capital ............................................................................. $186,622,232
Total distributable earnings (losses) ............................................................. 63,763,834
Net assets, at value ................................................................. $250,386,066
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the year ended April 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Real Estate
Securities Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $9,297,650
Non-controlled affiliates (Note 3f) ............................................................. 56,186
Total investment income ................................................................... 9,353,836
Expenses:
Management fees (Note 3 a ) ................................................................... 1,601,824
Distribution fees: (Note 3c )
    Class A ................................................................................ 596,507
    Class C ................................................................................ 73,746
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 716,393
    Class C ................................................................................ 22,061
    Class R6 ............................................................................... 24,040
    Advisor Class ............................................................................ 98,662
Custodian fees (Note 4) ...................................................................... 1,129
Reports to shareholders fees .................................................................. 47,873
Registration and filing fees .................................................................... 86,579
Professional fees ........................................................................... 72,214
Trustees' fees and expenses .................................................................. 2,572
Other .................................................................................... 19,130
Total expenses ......................................................................... 3,362,730
Expense reductions (Note 4) ............................................................... (980)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (21,437)
Net expenses ......................................................................... 3,340,313
Net investment income ................................................................ 6,013,523
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 16,418,117
Foreign currency transactions ................................................................ (1,037)
Net realized gain (loss) .................................................................. 16,417,080
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (34,198,499)
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,061
Net change in unrealized appreciation (depreciation) ............................................ (34,197,438)
Net realized and unrealized gain (loss) ............................................................ (17,780,358)
Net increase (decrease) in net assets resulting from operations .......................................... $(11,766,835)

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Real Estate Securities Fund
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,013,523 $6,586,671
Net realized gain (loss) ................................................. 16,417,080 4,579,923
Net change in unrealized appreciation (depreciation) ........................... (34,197,438) (91,589,498)
Net increase (decrease) in net assets resulting from operations ................ (11,766,835) (80,422,904)
Distributions to shareholders:
Class A ............................................................. (12,485,961) (9,802,297)
Class C ............................................................. (355,812) (358,900)
Class R6 ............................................................ (1,142,185) (1,319,554)
Advisor Class ........................................................ (1,757,024) (1,640,687)
Total distributions to shareholders .......................................... (15,740,982) (13,121,438)
Capital share transactions: (Note 2 )
Class A ............................................................. (41,214,594) (28,369,411)
Class C ............................................................. (2,424,514) (5,221,123)
Class R6 ............................................................ (16,453,041) 5,025,208
Advisor Class ........................................................ (9,374,433) (10,376,813)
Total capital share transactions ............................................ (69,466,582) (38,942,139)
Net increase (decrease) in net assets ................................... (96,974,399) (132,486,481)
Net assets:
Beginning of year ....................................................... 347,360,465 479,846,946
End of year ........................................................... $250,386,066 $347,360,465

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Real Estate Securities Fund
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Real Estate Securities
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,143,263 $19,384,624 1,158,136 $21,437,519
Shares issued in reinvestment of distributions .......... 694,275 12,090,714 538,154 9,504,505
Shares redeemed ............................... (4,293,139) (72,689,932) (3,252,452) (59,311,435)
Net increase (decrease) .......................... (2,455,601) $(41,214,594) (1,556,162) $(28,369,411)
Class C Shares:
Shares sold ................................... 95,580 $1,482,893 54,595 $950,454
Shares issued in reinvestment of distributions .......... 21,766 350,516 21,661 355,028
Shares redeemed
a
.............................. (271,158) (4,257,923) (384,083) (6,526,605)
Net increase (decrease) .......................... (153,812) $(2,424,514) (307,827) $(5,221,123)
Class R6 Shares:
Shares sold ................................... 400,549 $7,014,079 633,345 $11,867,713
Shares issued in reinvestment of distributions .......... 57,457 1,021,942 35,113 633,184
Shares redeemed ............................... (1,374,460) (24,489,062) (400,483) (7,475,689)
Net increase (decrease) .......................... (916,454) $(16,453,041) 267,975 $5,025,208
Advisor Class Shares:
Shares sold ................................... 296,200 $5,154,230 466,856 $8,697,473
Shares issued in reinvestment of distributions .......... 74,724 1,324,097 70,388 1,264,297
Shares redeemed ............................... (905,400) (15,852,760) (1,125,779) (20,338,583)
Net increase (decrease) .......................... (534,476) $(9,374,433) (588,535) $(10,376,813)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2024, the gross effective investment management fee rate was 0.533% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$224,354 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2024.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,169
CDSC retained .............................................................................. $2,718
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $1,407,381 $47,710,747 $(48,052,543) $— $— $1,065,585 1,065,585 $56,186
Total Affiliated Securities ... $1,407,381 $47,710,747 $(48,052,543) $— $— $1,065,585 $56,186
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2024, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended April 30, 2024 and 2023, was as follows:
At April 30, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2024, aggregated
$51,936,705 and $128,765,881, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $6,476,275 $5,716,826
Long term capital gain ...................................................... 9,264,707 7,404,612
$15,740,982 $13,121,438
Cost of investments .......................................................................... $197,879,391
Unrealized appreciation ........................................................................ $74,954,909
Unrealized depreciation ........................................................................ (21,690,497)
Net unrealized appreciation (depreciation) .......................................................... $53,264,412
Distributable earnings:
Undistributed ordinary income ................................................................... $1,221,888
Undistributed long term capital gains .............................................................. 9,277,805
Total distributable earnings ..................................................................... $10,499,693

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2024, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At April 30, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust

Franklin Real Estate Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Real Estate Securities Trust and Shareholders of Franklin Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Real
Estate Securities Fund (the "Fund") as of April 30, 2024, the related statement of operations for the year ended April 30, 2024, the statements of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2024 and the financial highlights for each of the five years in the period ended April 30,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Real Estate Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2024:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $9,264,707
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $95,607
Qualified Business Income Dividends Earned §199A $5,432,626

Franklin Real Estate Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2023
and Trustee since 2007
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
Independent Board Members
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings (1974) Chief Executive
Officer - Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the
Board of Trustees (Board) of Franklin Real Estate Securities
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged the
ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development
of strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued reassessment of
the fund offerings in response to FT acquisitions and the
market environment, as well as project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement,
including its initiative to create a new enterprise-wide artificial intelligence platform.

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2023. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional real estate funds. The Board noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median of
its Performance Universe. The Board discussed the Fund’s
performance with management and management explained
that, while the Fund’s defensive growth positioning detracted from the Fund’s one-year performance, management had
confidence in the positioning as a long-term strategy for
the Fund. Management noted that the Fund’s underweight
allocation to lower-quality, higher-yielding subsectors, such as traditional office space and regional malls, detracted from
Fund performance during the one-year reporting period.
Management discussed with the Board the actions being
taken in an effort to improve the performance of the Fund,
including, among others, certain personnel changes and the
Fund’s change in classification from a diversified fund to a non-diversified fund in 2021, which has allowed the Fund
to increase its position size in certain investments. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period, and
management’s efforts should continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund
in its Expense Group. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
11 other real estate funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians of its Expense Group with the
Management Rate in the first quintile (least expensive). The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2023, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a significant decrease in assets and
would not be expected to demonstrate additional economies
of scale in the near term, but concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

192 A 06/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Real Estate Securities Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $28,265 for the fiscal year ended April 30, 2024 and $28,214 for the fiscal year ended April 30, 2023.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended April 30, 2024 and $70,000 for the fiscal year ended April 30, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2024 and $145 for the fiscal year ended April 30, 2023. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended April 30, 2024 and  $75,711 for the fiscal year ended April 30, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, fees in connection with a license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $298,426 for the fiscal year ended April 30, 2024 and $145,856 for the fiscal year ended April 30, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 27, 2024